OTHER RESERVES (Details Narrative) - Digivault limited [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 28, 2022	Feb. 28, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Non-controlling interest percentage			$ 0.15
Acquired percentage	15.00%	15.00%
Exchange shares	1,464,291	1,464,291
Equity hold percentage	100.00%	100.00%
Consideration excess	$ 100	$ 100
Percentage of shares sold	5.00%	5.00%